Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds V
Entity Central Index Key	0001738078
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000202270
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund's Institutional Shares returned 3.67%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.02% and Morningstar LSTA Leveraged Loan Index, returned 4.28%.

What contributed to performance?

With respect to credit tiers, BB and B rated securities were the leading contributors to the Fund’s absolute performance. At the sector level, the largest contributions came from property & casualty insurance and media & entertainment issues. The Fund used derivatives to manage its portfolio positioning, which was an additional contributor. Its cash position also added modestly to absolute returns. The Fund's cash position had no material impact on performance.

What detracted from performance?

Holdings in issues rated CCC and below detracted, as did positions in the aerospace & defense sector. The packaging and construction machinery sectors also had very small negative effects on results, as did the Fund’s modest allocation to common stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,057	$10,011	$10,075
Sep 16	$10,123	$10,013	$10,162
Oct 16	$10,171	$9,947	$10,246
Nov 16	$10,206	$9,723	$10,273
Dec 16	$10,322	$9,752	$10,392
Jan 17	$10,368	$9,786	$10,450
Feb 17	$10,409	$9,862	$10,503
Mar 17	$10,415	$9,859	$10,511
Apr 17	$10,460	$9,940	$10,557
May 17	$10,495	$10,017	$10,595
Jun 17	$10,488	$10,009	$10,591
Jul 17	$10,576	$10,059	$10,664
Aug 17	$10,561	$10,145	$10,659
Sep 17	$10,605	$10,110	$10,701
Oct 17	$10,663	$10,122	$10,765
Nov 17	$10,658	$10,106	$10,777
Dec 17	$10,697	$10,151	$10,820
Jan 18	$10,800	$10,053	$10,924
Feb 18	$10,793	$9,958	$10,946
Mar 18	$10,812	$10,008	$10,977
Apr 18	$10,853	$9,941	$11,022
May 18	$10,864	$9,996	$11,041
Jun 18	$10,861	$9,981	$11,053
Jul 18	$10,936	$10,002	$11,135
Aug 18	$10,979	$10,051	$11,180
Sep 18	$11,043	$10,008	$11,256
Oct 18	$11,032	$9,924	$11,253
Nov 18	$10,934	$9,969	$11,151
Dec 18	$10,645	$10,125	$10,868
Jan 19	$10,915	$10,265	$11,144
Feb 19	$11,093	$10,276	$11,322
Mar 19	$11,064	$10,461	$11,302
Apr 19	$11,245	$10,476	$11,489
May 19	$11,193	$10,637	$11,464
Jun 19	$11,240	$10,787	$11,492
Jul 19	$11,334	$10,819	$11,584
Aug 19	$11,323	$11,064	$11,552
Sep 19	$11,390	$11,016	$11,606
Oct 19	$11,354	$11,052	$11,554
Nov 19	$11,429	$11,049	$11,621
Dec 19	$11,586	$11,066	$11,807
Jan 20	$11,617	$11,264	$11,873
Feb 20	$11,426	$11,433	$11,716
Mar 20	$10,238	$11,210	$10,267
Apr 20	$10,677	$11,434	$10,729
May 20	$11,021	$11,541	$11,136
Jun 20	$11,080	$11,637	$11,263
Jul 20	$11,293	$11,842	$11,483
Aug 20	$11,422	$11,774	$11,655
Sep 20	$11,491	$11,752	$11,729
Oct 20	$11,482	$11,710	$11,752
Nov 20	$11,746	$11,863	$12,014
Dec 20	$11,889	$11,904	$12,176
Jan 21	$11,985	$11,829	$12,321
Feb 21	$12,040	$11,677	$12,393
Mar 21	$12,040	$11,541	$12,393
Apr 21	$12,098	$11,638	$12,456
May 21	$12,158	$11,682	$12,529
Jun 21	$12,205	$11,767	$12,575
Jul 21	$12,178	$11,886	$12,573
Aug 21	$12,238	$11,878	$12,633
Sep 21	$12,297	$11,776	$12,714
Oct 21	$12,331	$11,767	$12,748
Nov 21	$12,288	$11,781	$12,728
Dec 21	$12,372	$11,773	$12,809
Jan 22	$12,392	$11,515	$12,856
Feb 22	$12,324	$11,358	$12,790
Mar 22	$12,337	$11,053	$12,796
Apr 22	$12,300	$10,641	$12,824
May 22	$12,026	$10,699	$12,496
Jun 22	$11,728	$10,486	$12,225
Jul 22	$12,046	$10,749	$12,486
Aug 22	$12,192	$10,470	$12,674
Sep 22	$11,931	$10,019	$12,385
Oct 22	$12,102	$9,909	$12,509
Nov 22	$12,265	$10,278	$12,658
Dec 22	$12,316	$10,243	$12,710
Jan 23	$12,630	$10,561	$13,049
Feb 23	$12,670	$10,301	$13,125
Mar 23	$12,707	$10,543	$13,121
Apr 23	$12,835	$10,608	$13,259
May 23	$12,812	$10,498	$13,234
Jun 23	$13,101	$10,481	$13,534
Jul 23	$13,251	$10,492	$13,708
Aug 23	$13,376	$10,429	$13,868
Sep 23	$13,459	$10,180	$14,002
Oct 23	$13,434	$10,027	$13,999
Nov 23	$13,632	$10,478	$14,170
Dec 23	$13,864	$10,876	$14,404
Jan 24	$13,938	$10,850	$14,501
Feb 24	$14,067	$10,719	$14,633
Mar 24	$14,199	$10,825	$14,757
Apr 24	$14,269	$10,572	$14,846
May 24	$14,383	$10,747	$14,986
Jun 24	$14,421	$10,845	$15,038
Jul 24	$14,521	$11,091	$15,140
Aug 24	$14,622	$11,255	$15,236
Sep 24	$14,705	$11,409	$15,345
Oct 24	$14,832	$11,150	$15,477
Nov 24	$14,938	$11,267	$15,605
Dec 24	$15,001	$11,097	$15,693
Jan 25	$15,103	$11,164	$15,802
Feb 25	$15,104	$11,395	$15,819
Mar 25	$15,036	$11,392	$15,769
Apr 25	$15,044	$11,433	$15,761
May 25	$15,293	$11,375	$16,005
Jun 25	$15,396	$11,552	$16,134
Jul 25	$15,519	$11,535	$16,275
Aug 25	$15,561	$11,674	$16,348
Sep 25	$15,649	$11,798	$16,420
Oct 25	$15,702	$11,875	$16,456
Nov 25	$15,749	$11,947	$16,515
Dec 25	$15,846	$11,939	$16,620
Jan 26	$15,778	$11,957	$16,569
Feb 26	$15,651	$12,139	$16,440
Mar 26	$15,748	$11,921	$16,528
Apr 26	$15,912	$11,958	$16,741
May 26	$15,995	$12,000	$16,825
Jun 26	$15,956	$12,031	$16,838
Jul 26	$16,089	$11,884	$16,972

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	3.67%	5.73%	4.87%
Bloomberg U.S. Universal Index...
	3.02	0.00	1.74
Morningstar LSTA Leveraged Loan Index...
	4.28	6.18	5.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,269,858,640
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 14,374,112
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,269,858,640
Number of Portfolio Holdings...
473
Net Investment Advisory Fees...
$14,374,112
Portfolio Turnover Rate...
44%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
93.2%
Investment Companies...
5.4
Corporate Bonds...
0.5
Common Stocks...
0.4
Fixed Rate Loan Interests...
0.4
Preferred Securities...
0.1
Warrants...
-
Other Interests...
-
Table Summary
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
9.6
BB/Ba...
29.7
B...
51.0
CCC/Caa...
3.4
CC/Ca...
0.0Footnote Reference(c)
N/R...
6.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	Rounds to less than 0.1%.

C000202268
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund's Investor A Shares returned 3.41%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.02% and Morningstar LSTA Leveraged Loan Index, returned 4.28%.

What contributed to performance?

With respect to credit tiers, BB and B rated securities were the leading contributors to the Fund’s absolute performance. At the sector level, the largest contributions came from property & casualty insurance and media & entertainment issues. The Fund used derivatives to manage its portfolio positioning, which was an additional contributor. Its cash position also added modestly to absolute returns. The Fund's cash position had no material impact on performance.

What detracted from performance?

Holdings in issues rated CCC and below detracted, as did positions in the aerospace & defense sector. The packaging and construction machinery sectors also had very small negative effects on results, as did the Fund’s modest allocation to common stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 16	$9,750	$10,000	$10,000
Aug 16	$9,812	$10,011	$10,075
Sep 16	$9,875	$10,013	$10,162
Oct 16	$9,919	$9,947	$10,246
Nov 16	$9,951	$9,723	$10,273
Dec 16	$10,051	$9,752	$10,392
Jan 17	$10,103	$9,786	$10,450
Feb 17	$10,141	$9,862	$10,503
Mar 17	$10,144	$9,859	$10,511
Apr 17	$10,175	$9,940	$10,557
May 17	$10,217	$10,017	$10,595
Jun 17	$10,207	$10,009	$10,591
Jul 17	$10,290	$10,059	$10,664
Aug 17	$10,273	$10,145	$10,659
Sep 17	$10,304	$10,110	$10,701
Oct 17	$10,368	$10,122	$10,765
Nov 17	$10,360	$10,106	$10,777
Dec 17	$10,395	$10,151	$10,820
Jan 18	$10,482	$10,053	$10,924
Feb 18	$10,484	$9,958	$10,946
Mar 18	$10,499	$10,008	$10,977
Apr 18	$10,536	$9,941	$11,022
May 18	$10,544	$9,996	$11,041
Jun 18	$10,539	$9,981	$11,053
Jul 18	$10,609	$10,002	$11,135
Aug 18	$10,648	$10,051	$11,180
Sep 18	$10,707	$10,008	$11,256
Oct 18	$10,693	$9,924	$11,253
Nov 18	$10,597	$9,969	$11,151
Dec 18	$10,313	$10,125	$10,868
Jan 19	$10,573	$10,265	$11,144
Feb 19	$10,742	$10,276	$11,322
Mar 19	$10,712	$10,461	$11,302
Apr 19	$10,874	$10,476	$11,489
May 19	$10,832	$10,637	$11,464
Jun 19	$10,864	$10,787	$11,492
Jul 19	$10,963	$10,819	$11,584
Aug 19	$10,950	$11,064	$11,552
Sep 19	$11,012	$11,016	$11,606
Oct 19	$10,975	$11,052	$11,554
Nov 19	$11,045	$11,049	$11,621
Dec 19	$11,194	$11,066	$11,807
Jan 20	$11,222	$11,264	$11,873
Feb 20	$11,034	$11,433	$11,716
Mar 20	$9,885	$11,210	$10,267
Apr 20	$10,306	$11,434	$10,729
May 20	$10,625	$11,541	$11,136
Jun 20	$10,690	$11,637	$11,263
Jul 20	$10,894	$11,842	$11,483
Aug 20	$11,016	$11,774	$11,655
Sep 20	$11,069	$11,752	$11,729
Oct 20	$11,069	$11,710	$11,752
Nov 20	$11,321	$11,863	$12,014
Dec 20	$11,457	$11,904	$12,176
Jan 21	$11,535	$11,829	$12,321
Feb 21	$11,598	$11,677	$12,393
Mar 21	$11,595	$11,541	$12,393
Apr 21	$11,637	$11,638	$12,456
May 21	$11,705	$11,682	$12,529
Jun 21	$11,736	$11,767	$12,575
Jul 21	$11,720	$11,886	$12,573
Aug 21	$11,763	$11,878	$12,633
Sep 21	$11,830	$11,776	$12,714
Oct 21	$11,848	$11,767	$12,748
Nov 21	$11,817	$11,781	$12,728
Dec 21	$11,895	$11,773	$12,809
Jan 22	$11,911	$11,515	$12,856
Feb 22	$11,844	$11,358	$12,790
Mar 22	$11,854	$11,053	$12,796
Apr 22	$11,816	$10,641	$12,824
May 22	$11,551	$10,699	$12,496
Jun 22	$11,250	$10,486	$12,225
Jul 22	$11,565	$10,749	$12,486
Aug 22	$11,703	$10,470	$12,674
Sep 22	$11,450	$10,019	$12,385
Oct 22	$11,599	$9,909	$12,509
Nov 22	$11,765	$10,278	$12,658
Dec 22	$11,812	$10,243	$12,710
Jan 23	$12,112	$10,561	$13,049
Feb 23	$12,148	$10,301	$13,125
Mar 23	$12,181	$10,543	$13,121
Apr 23	$12,301	$10,608	$13,259
May 23	$12,263	$10,498	$13,234
Jun 23	$12,550	$10,481	$13,534
Jul 23	$12,692	$10,492	$13,708
Aug 23	$12,809	$10,429	$13,868
Sep 23	$12,872	$10,180	$14,002
Oct 23	$12,859	$10,027	$13,999
Nov 23	$13,033	$10,478	$14,170
Dec 23	$13,253	$10,876	$14,404
Jan 24	$13,334	$10,850	$14,501
Feb 24	$13,454	$10,719	$14,633
Mar 24	$13,578	$10,825	$14,757
Apr 24	$13,643	$10,572	$14,846
May 24	$13,748	$10,747	$14,986
Jun 24	$13,782	$10,845	$15,038
Jul 24	$13,875	$11,091	$15,140
Aug 24	$13,955	$11,255	$15,236
Sep 24	$14,046	$11,409	$15,345
Oct 24	$14,149	$11,150	$15,477
Nov 24	$14,263	$11,267	$15,605
Dec 24	$14,319	$11,097	$15,693
Jan 25	$14,413	$11,164	$15,802
Feb 25	$14,412	$11,395	$15,819
Mar 25	$14,328	$11,392	$15,769
Apr 25	$14,348	$11,433	$15,761
May 25	$14,567	$11,375	$16,005
Jun 25	$14,677	$11,552	$16,134
Jul 25	$14,791	$11,535	$16,275
Aug 25	$14,828	$11,674	$16,348
Sep 25	$14,908	$11,798	$16,420
Oct 25	$14,955	$11,875	$16,456
Nov 25	$14,996	$11,947	$16,515
Dec 25	$15,086	$11,939	$16,620
Jan 26	$15,019	$11,957	$16,569
Feb 26	$14,895	$12,139	$16,440
Mar 26	$14,984	$11,921	$16,528
Apr 26	$15,137	$11,958	$16,741
May 26	$15,214	$12,000	$16,825
Jun 26	$15,173	$12,031	$16,838
Jul 26	$15,296	$11,884	$16,972

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	3.41%	5.47%	4.61%
Investor A Shares (with sales charge)...
	0.83	4.94	4.34
Bloomberg U.S. Universal Index...
	3.02	0.00	1.74
Morningstar LSTA Leveraged Loan Index...
	4.28	6.18	5.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,269,858,640
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 14,374,112
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,269,858,640
Number of Portfolio Holdings...
473
Net Investment Advisory Fees...
$14,374,112
Portfolio Turnover Rate...
44%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
93.2%
Investment Companies...
5.4
Corporate Bonds...
0.5
Common Stocks...
0.4
Fixed Rate Loan Interests...
0.4
Preferred Securities...
0.1
Warrants...
-
Other Interests...
-
Table Summary
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
9.6
BB/Ba...
29.7
B...
51.0
CCC/Caa...
3.4
CC/Ca...
0.0Footnote Reference(c)
N/R...
6.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	Rounds to less than 0.1%.

C000202269
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$173	1.71%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund's Investor C Shares returned 2.64%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.02% and Morningstar LSTA Leveraged Loan Index, returned 4.28%.

What contributed to performance?

With respect to credit tiers, BB and B rated securities were the leading contributors to the Fund’s absolute performance. At the sector level, the largest contributions came from property & casualty insurance and media & entertainment issues. The Fund used derivatives to manage its portfolio positioning, which was an additional contributor. Its cash position also added modestly to absolute returns. The Fund's cash position had no material impact on performance.

What detracted from performance?

Holdings in issues rated CCC and below detracted, as did positions in the aerospace & defense sector. The packaging and construction machinery sectors also had very small negative effects on results, as did the Fund’s modest allocation to common stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor C Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,048	$10,011	$10,075
Sep 16	$10,116	$10,013	$10,162
Oct 16	$10,155	$9,947	$10,246
Nov 16	$10,181	$9,723	$10,273
Dec 16	$10,278	$9,752	$10,392
Jan 17	$10,315	$9,786	$10,450
Feb 17	$10,358	$9,862	$10,503
Mar 17	$10,344	$9,859	$10,511
Apr 17	$10,381	$9,940	$10,557
May 17	$10,417	$10,017	$10,595
Jun 17	$10,401	$10,009	$10,591
Jul 17	$10,479	$10,059	$10,664
Aug 17	$10,444	$10,145	$10,659
Sep 17	$10,480	$10,110	$10,701
Oct 17	$10,538	$10,122	$10,765
Nov 17	$10,524	$10,106	$10,777
Dec 17	$10,543	$10,151	$10,820
Jan 18	$10,636	$10,053	$10,924
Feb 18	$10,631	$9,958	$10,946
Mar 18	$10,640	$10,008	$10,977
Apr 18	$10,671	$9,941	$11,022
May 18	$10,662	$9,996	$11,041
Jun 18	$10,651	$9,981	$11,053
Jul 18	$10,726	$10,002	$11,135
Aug 18	$10,758	$10,051	$11,180
Sep 18	$10,812	$10,008	$11,256
Oct 18	$10,791	$9,924	$11,253
Nov 18	$10,687	$9,969	$11,151
Dec 18	$10,395	$10,125	$10,868
Jan 19	$10,650	$10,265	$11,144
Feb 19	$10,815	$10,276	$11,322
Mar 19	$10,777	$10,461	$11,302
Apr 19	$10,934	$10,476	$11,489
May 19	$10,874	$10,637	$11,464
Jun 19	$10,910	$10,787	$11,492
Jul 19	$10,992	$10,819	$11,584
Aug 19	$10,983	$11,064	$11,552
Sep 19	$11,038	$11,016	$11,606
Oct 19	$10,994	$11,052	$11,554
Nov 19	$11,058	$11,049	$11,621
Dec 19	$11,200	$11,066	$11,807
Jan 20	$11,220	$11,264	$11,873
Feb 20	$11,026	$11,433	$11,716
Mar 20	$9,871	$11,210	$10,267
Apr 20	$10,274	$11,434	$10,729
May 20	$10,596	$11,541	$11,136
Jun 20	$10,655	$11,637	$11,263
Jul 20	$10,851	$11,842	$11,483
Aug 20	$10,965	$11,774	$11,655
Sep 20	$11,011	$11,752	$11,729
Oct 20	$11,004	$11,710	$11,752
Nov 20	$11,247	$11,863	$12,014
Dec 20	$11,374	$11,904	$12,176
Jan 21	$11,456	$11,829	$12,321
Feb 21	$11,500	$11,677	$12,393
Mar 21	$11,489	$11,541	$12,393
Apr 21	$11,524	$11,638	$12,456
May 21	$11,583	$11,682	$12,529
Jun 21	$11,607	$11,767	$12,575
Jul 21	$11,583	$11,886	$12,573
Aug 21	$11,630	$11,878	$12,633
Sep 21	$11,677	$11,776	$12,714
Oct 21	$11,688	$11,767	$12,748
Nov 21	$11,649	$11,781	$12,728
Dec 21	$11,718	$11,773	$12,809
Jan 22	$11,727	$11,515	$12,856
Feb 22	$11,654	$11,358	$12,790
Mar 22	$11,657	$11,053	$12,796
Apr 22	$11,611	$10,641	$12,824
May 22	$11,344	$10,699	$12,496
Jun 22	$11,041	$10,486	$12,225
Jul 22	$11,344	$10,749	$12,486
Aug 22	$11,471	$10,470	$12,674
Sep 22	$11,216	$10,019	$12,385
Oct 22	$11,367	$9,909	$12,509
Nov 22	$11,510	$10,278	$12,658
Dec 22	$11,548	$10,243	$12,710
Jan 23	$11,834	$10,561	$13,049
Feb 23	$11,862	$10,301	$13,125
Mar 23	$11,887	$10,543	$13,121
Apr 23	$11,996	$10,608	$13,259
May 23	$11,952	$10,498	$13,234
Jun 23	$12,224	$10,481	$13,534
Jul 23	$12,353	$10,492	$13,708
Aug 23	$12,460	$10,429	$13,868
Sep 23	$12,526	$10,180	$14,002
Oct 23	$12,492	$10,027	$13,999
Nov 23	$12,654	$10,478	$14,170
Dec 23	$12,858	$10,876	$14,404
Jan 24	$12,929	$10,850	$14,501
Feb 24	$13,038	$10,719	$14,633
Mar 24	$13,149	$10,825	$14,757
Apr 24	$13,203	$10,572	$14,846
May 24	$13,297	$10,747	$14,986
Jun 24	$13,322	$10,845	$15,038
Jul 24	$13,403	$11,091	$15,140
Aug 24	$13,480	$11,255	$15,236
Sep 24	$13,568	$11,409	$15,345
Oct 24	$13,668	$11,150	$15,477
Nov 24	$13,778	$11,267	$15,605
Dec 24	$13,832	$11,097	$15,693
Jan 25	$13,923	$11,164	$15,802
Feb 25	$13,922	$11,395	$15,819
Mar 25	$13,841	$11,392	$15,769
Apr 25	$13,860	$11,433	$15,761
May 25	$14,072	$11,375	$16,005
Jun 25	$14,178	$11,552	$16,134
Jul 25	$14,288	$11,535	$16,275
Aug 25	$14,323	$11,674	$16,348
Sep 25	$14,401	$11,798	$16,420
Oct 25	$14,447	$11,875	$16,456
Nov 25	$14,487	$11,947	$16,515
Dec 25	$14,573	$11,939	$16,620
Jan 26	$14,508	$11,957	$16,569
Feb 26	$14,388	$12,139	$16,440
Mar 26	$14,475	$11,921	$16,528
Apr 26	$14,622	$11,958	$16,741
May 26	$14,696	$12,000	$16,825
Jun 26	$14,657	$12,031	$16,838
Jul 26	$14,776	$11,884	$16,972

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	2.64%	4.68%	3.98%
Investor C Shares (with sales charge)...
	1.66	4.68	3.98
Bloomberg U.S. Universal Index...
	3.02	0.00	1.74
Morningstar LSTA Leveraged Loan Index...
	4.28	6.18	5.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,269,858,640
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 14,374,112
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,269,858,640
Number of Portfolio Holdings...
473
Net Investment Advisory Fees...
$14,374,112
Portfolio Turnover Rate...
44%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
93.2%
Investment Companies...
5.4
Corporate Bonds...
0.5
Common Stocks...
0.4
Fixed Rate Loan Interests...
0.4
Preferred Securities...
0.1
Warrants...
-
Other Interests...
-
Table Summary
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
9.6
BB/Ba...
29.7
B...
51.0
CCC/Caa...
3.4
CC/Ca...
0.0Footnote Reference(c)
N/R...
6.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	Rounds to less than 0.1%.

C000202272
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Income Portfolio
Class Name	Class K Shares
Trading Symbol	BFRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund's Class K Shares returned 3.64%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.02% and Morningstar LSTA Leveraged Loan Index, returned 4.28%.

What contributed to performance?

With respect to credit tiers, BB and B rated securities were the leading contributors to the Fund’s absolute performance. At the sector level, the largest contributions came from property & casualty insurance and media & entertainment issues. The Fund used derivatives to manage its portfolio positioning, which was an additional contributor. Its cash position also added modestly to absolute returns. The Fund's cash position had no material impact on performance.

What detracted from performance?

Holdings in issues rated CCC and below detracted, as did positions in the aerospace & defense sector. The packaging and construction machinery sectors also had very small negative effects on results, as did the Fund’s modest allocation to common stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 16	$10,000	$10,000	$10,000
Aug 16	$10,057	$10,011	$10,075
Sep 16	$10,134	$10,013	$10,162
Oct 16	$10,182	$9,947	$10,246
Nov 16	$10,218	$9,723	$10,273
Dec 16	$10,324	$9,752	$10,392
Jan 17	$10,371	$9,786	$10,450
Feb 17	$10,423	$9,862	$10,503
Mar 17	$10,418	$9,859	$10,511
Apr 17	$10,464	$9,940	$10,557
May 17	$10,510	$10,017	$10,595
Jun 17	$10,503	$10,009	$10,591
Jul 17	$10,591	$10,059	$10,664
Aug 17	$10,565	$10,145	$10,659
Sep 17	$10,611	$10,110	$10,701
Oct 17	$10,679	$10,122	$10,765
Nov 17	$10,674	$10,106	$10,777
Dec 17	$10,702	$10,151	$10,820
Jan 18	$10,806	$10,053	$10,924
Feb 18	$10,810	$9,958	$10,946
Mar 18	$10,829	$10,008	$10,977
Apr 18	$10,869	$9,941	$11,022
May 18	$10,870	$9,996	$11,041
Jun 18	$10,868	$9,981	$11,053
Jul 18	$10,955	$10,002	$11,135
Aug 18	$10,998	$10,051	$11,180
Sep 18	$11,062	$10,008	$11,256
Oct 18	$11,051	$9,924	$11,253
Nov 18	$10,944	$9,969	$11,151
Dec 18	$10,665	$10,125	$10,868
Jan 19	$10,936	$10,265	$11,144
Feb 19	$11,114	$10,276	$11,322
Mar 19	$11,086	$10,461	$11,302
Apr 19	$11,257	$10,476	$11,489
May 19	$11,205	$10,637	$11,464
Jun 19	$11,253	$10,787	$11,492
Jul 19	$11,347	$10,819	$11,584
Aug 19	$11,348	$11,064	$11,552
Sep 19	$11,415	$11,016	$11,606
Oct 19	$11,381	$11,052	$11,554
Nov 19	$11,456	$11,049	$11,621
Dec 19	$11,614	$11,066	$11,807
Jan 20	$11,634	$11,264	$11,873
Feb 20	$11,454	$11,433	$11,716
Mar 20	$10,264	$11,210	$10,267
Apr 20	$10,692	$11,434	$10,729
May 20	$11,037	$11,541	$11,136
Jun 20	$11,109	$11,637	$11,263
Jul 20	$11,324	$11,842	$11,483
Aug 20	$11,453	$11,774	$11,655
Sep 20	$11,511	$11,752	$11,729
Oct 20	$11,514	$11,710	$11,752
Nov 20	$11,779	$11,863	$12,014
Dec 20	$11,912	$11,904	$12,176
Jan 21	$12,008	$11,829	$12,321
Feb 21	$12,077	$11,677	$12,393
Mar 21	$12,065	$11,541	$12,393
Apr 21	$12,124	$11,638	$12,456
May 21	$12,186	$11,682	$12,529
Jun 21	$12,234	$11,767	$12,575
Jul 21	$12,220	$11,886	$12,573
Aug 21	$12,268	$11,878	$12,633
Sep 21	$12,342	$11,776	$12,714
Oct 21	$12,364	$11,767	$12,748
Nov 21	$12,334	$11,781	$12,728
Dec 21	$12,419	$11,773	$12,809
Jan 22	$12,440	$11,515	$12,856
Feb 22	$12,373	$11,358	$12,790
Mar 22	$12,375	$11,053	$12,796
Apr 22	$12,350	$10,641	$12,824
May 22	$12,077	$10,699	$12,496
Jun 22	$11,765	$10,486	$12,225
Jul 22	$12,086	$10,749	$12,486
Aug 22	$12,246	$10,470	$12,674
Sep 22	$11,985	$10,019	$12,385
Oct 22	$12,144	$9,909	$12,509
Nov 22	$12,321	$10,278	$12,658
Dec 22	$12,374	$10,243	$12,710
Jan 23	$12,678	$10,561	$13,049
Feb 23	$12,731	$10,301	$13,125
Mar 23	$12,770	$10,543	$13,121
Apr 23	$12,899	$10,608	$13,259
May 23	$12,863	$10,498	$13,234
Jun 23	$13,154	$10,481	$13,534
Jul 23	$13,319	$10,492	$13,708
Aug 23	$13,447	$10,429	$13,868
Sep 23	$13,516	$10,180	$14,002
Oct 23	$13,506	$10,027	$13,999
Nov 23	$13,693	$10,478	$14,170
Dec 23	$13,927	$10,876	$14,404
Jan 24	$14,002	$10,850	$14,501
Feb 24	$14,146	$10,719	$14,633
Mar 24	$14,280	$10,825	$14,757
Apr 24	$14,352	$10,572	$14,846
May 24	$14,452	$10,747	$14,986
Jun 24	$14,507	$10,845	$15,038
Jul 24	$14,608	$11,091	$15,140
Aug 24	$14,696	$11,255	$15,236
Sep 24	$14,796	$11,409	$15,345
Oct 24	$14,909	$11,150	$15,477
Nov 24	$15,017	$11,267	$15,605
Dec 24	$15,096	$11,097	$15,693
Jan 25	$15,200	$11,164	$15,802
Feb 25	$15,187	$11,395	$15,819
Mar 25	$15,120	$11,392	$15,769
Apr 25	$15,144	$11,433	$15,761
May 25	$15,380	$11,375	$16,005
Jun 25	$15,501	$11,552	$16,134
Jul 25	$15,626	$11,535	$16,275
Aug 25	$15,653	$11,674	$16,348
Sep 25	$15,743	$11,798	$16,420
Oct 25	$15,813	$11,875	$16,456
Nov 25	$15,845	$11,947	$16,515
Dec 25	$15,960	$11,939	$16,620
Jan 26	$15,894	$11,957	$16,569
Feb 26	$15,767	$12,139	$16,440
Mar 26	$15,865	$11,921	$16,528
Apr 26	$16,031	$11,958	$16,741
May 26	$16,099	$12,000	$16,825
Jun 26	$16,078	$12,031	$16,838
Jul 26	$16,195	$11,884	$16,972

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	3.64%	5.79%	4.94%
Bloomberg U.S. Universal Index...
	3.02	0.00	1.74
Morningstar LSTA Leveraged Loan Index...
	4.28	6.18	5.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,269,858,640
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 14,374,112
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,269,858,640
Number of Portfolio Holdings...
473
Net Investment Advisory Fees...
$14,374,112
Portfolio Turnover Rate...
44%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
93.2%
Investment Companies...
5.4
Corporate Bonds...
0.5
Common Stocks...
0.4
Fixed Rate Loan Interests...
0.4
Preferred Securities...
0.1
Warrants...
-
Other Interests...
-
Table Summary
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
9.6
BB/Ba...
29.7
B...
51.0
CCC/Caa...
3.4
CC/Ca...
0.0Footnote Reference(c)
N/R...
6.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	Rounds to less than 0.1%.